NOTES PAYABLE RELATED PARTY (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Apr. 30, 2021	Jun. 30, 2020
Short term portion
Short term Notes payable - related party	$ 120,000	$ 200,000		$ 452,000
Long term portion
Long term Notes payabe - related parties		0		1,975,000
Estate Of Sally Pappalardo [Member]
Short term portion
Short term Notes payable - related party		0		235,000
Dan Pappalardo [Member]
Short term portion
Short term Notes payable - related party		200,000	$ 17,000	217,000
Tom Ochocki [Member]
Short term portion
Short term Notes payable - related party		2,198,000		1,975,000
Long term portion
Long term Notes payabe - related parties		$ 0		$ 1,975,000